Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Interests in Other Entities [Abstract]
Disclosure of interests in associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 35, Related party transactions.

Statements of financial position

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Assets	3,857	3,852
Liabilities	(2,641)	(2,523)
Total net assets	1,216	1,329
BCE’s share of net assets	608	668

Income statements

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Revenues		2,335	1,855
Expenses		(2,456)	(2,047)
Total net losses		(121)	(192)
BCE’s share of net losses	9	(61)	(95)

Disclosure of interests in joint arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 35, Related party transactions.

Statements of financial position

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Assets	3,857	3,852
Liabilities	(2,641)	(2,523)
Total net assets	1,216	1,329
BCE’s share of net assets	608	668

Income statements

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Revenues		2,335	1,855
Expenses		(2,456)	(2,047)
Total net losses		(121)	(192)
BCE’s share of net losses	9	(61)	(95)